Shareholder Report, Holdings (Details)	May 31, 2026
C000000149 [Member] | The Goldman Sachs Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[1]
C000000149 [Member] | Texas Instruments Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[1]
C000000149 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[1]
C000000149 [Member] | Costco Wholesale Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[1]
C000000149 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[1]
C000000149 [Member] | Alphabet Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[1]
C000000149 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[1]
C000000149 [Member] | Micron Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[1]
C000000149 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%	[1]
C000000149 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[1]
C000000149 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000000149 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000000149 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000000149 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000000149 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000000149 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.10%
C000000149 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000000149 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000000149 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000000149 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000000149 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000000151 [Member] | The Goldman Sachs Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[2]
C000000151 [Member] | Texas Instruments Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[2]
C000000151 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[2]
C000000151 [Member] | Costco Wholesale Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[2]
C000000151 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[2]
C000000151 [Member] | Alphabet Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[2]
C000000151 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[2]
C000000151 [Member] | Micron Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[2]
C000000151 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%	[2]
C000000151 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[2]
C000000151 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000000151 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000000151 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000000151 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000000151 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000000151 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.10%
C000000151 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000000151 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000000151 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000000151 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000000151 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000000152 [Member] | The Goldman Sachs Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[3]
C000000152 [Member] | Texas Instruments Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[3]
C000000152 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[3]
C000000152 [Member] | Costco Wholesale Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[3]
C000000152 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[3]
C000000152 [Member] | Alphabet Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[3]
C000000152 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[3]
C000000152 [Member] | Micron Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[3]
C000000152 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%	[3]
C000000152 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[3]
C000000152 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000000152 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000000152 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000000152 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000000152 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000000152 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.10%
C000000152 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000000152 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000000152 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000000152 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000000152 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000174003 [Member] | The Goldman Sachs Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[4]
C000174003 [Member] | Texas Instruments Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[4]
C000174003 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[4]
C000174003 [Member] | Costco Wholesale Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[4]
C000174003 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[4]
C000174003 [Member] | Alphabet Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[4]
C000174003 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[4]
C000174003 [Member] | Micron Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[4]
C000174003 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%	[4]
C000174003 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[4]
C000174003 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000174003 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000174003 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000174003 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000174003 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000174003 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.10%
C000174003 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000174003 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000174003 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000174003 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000174003 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000000154 [Member] | The Goldman Sachs Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[5]
C000000154 [Member] | Texas Instruments Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[5]
C000000154 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[5]
C000000154 [Member] | Costco Wholesale Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[5]
C000000154 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[5]
C000000154 [Member] | Alphabet Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[5]
C000000154 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[5]
C000000154 [Member] | Micron Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[5]
C000000154 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%	[5]
C000000154 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[5]
C000000154 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000000154 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000000154 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000000154 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000000154 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000000154 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.10%
C000000154 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000000154 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000000154 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000000154 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000000154 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%

[1]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[2]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[3]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[4]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[5]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.